Condensed Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Number of Common Shares	Preferred stock USD ($)	Paid-In Capital USD ($)	Retained Earnings (Accumulated Deficit) USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Beginning balance at Dec. 31, 2009	$ 22,707		$ 7	$ 11,877	$ 11,064	$ (241)
Beginning balance (in shares) at Dec. 31, 2009		1,245,267
Comprehensive loss
Net loss	(4,574)				(4,574)
Change in unrealized net gain (loss) on securities available for sale, net of reclassification adjustment and tax effects	(11)					(11)
Total comprehensive loss	(4,585)
Preferred stock dividends (5%)	(380)				(380)
Discount accretion on preferred stock	(64)			64	(64)
Stock option expense	13			13
Ending Balance at Dec. 31, 2010	17,755		7	11,954	6,046	(252)
Ending balance (in shares) at Dec. 31, 2010		1,245,267
Comprehensive loss
Net loss	(2,141)				(2,141)
Change in unrealized net gain (loss) on securities available for sale, net of reclassification adjustment and tax effects	946					946
Total comprehensive loss	(1,195)
Preferred stock dividends (5%)	(285)				(285)
Discount on preferred stock				50	(50)
Discount accretion on preferred stock	(50)
Stock option expense	10			10
Ending Balance at Sep. 30, 2011	16,285		7	12,014	3,570	694
Ending balance (in shares) at Sep. 30, 2011		1,245,267
Beginning balance at Dec. 31, 2010	17,755		7	11,954	6,046	(252)
Beginning balance (in shares) at Dec. 31, 2010		1,245,267
Comprehensive loss
Net loss	(11,006)				(11,006)
Change in unrealized net gain (loss) on securities available for sale, net of reclassification adjustment and tax effects	869					869
Total comprehensive loss	(10,137)
Preferred stock dividends (5%)	(380)				(380)
Discount accretion on preferred stock	(67)			67	(67)
Stock option expense	12			12
Ending Balance at Dec. 31, 2011	7,250		7	12,033	(5,407)	617
Ending balance (in shares) at Dec. 31, 2011		1,245,267
Comprehensive loss
Net loss	(1,580)				(1,580)
Change in unrealized net gain (loss) on securities available for sale, net of reclassification adjustment and tax effects	90					90
Total comprehensive loss	(1,490)
Preferred stock dividends (5%)	(285)				(285)
Discount on preferred stock				54	(54)
Discount accretion on preferred stock	(54)
Stock option expense	10			10
Ending Balance at Sep. 30, 2012	$ 5,485		$ 7	$ 12,097	$ (7,326)	$ 707
Ending balance (in shares) at Sep. 30, 2012		1,245,267